Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Reclassification of net deferred tax assets	¥ 5,540